Related Parties - Disclosure of Transactions Between Related Parties (Details) - NZD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Cullen Invenstment Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	$ 11,535,677	$ 13,051,321
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance	12,791,201	11,535,677
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	272,665
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance	722,385	272,665
FOH Online Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	3,518,009
Interest not charged
Interest paid/payable
Impairment
Loans to related parties, Closing balance	2,488,487	3,518,009
Naked Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties	$ (1,368,577)	$ (1,368,577)